Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 36,779	$ 71,085
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	780,446	1,088,631
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	472,641	114,713
Share-based compensation expense	474,163	265,027
Net operating loss carryforwards	528,939	2,099,195
AMT credit carryforwards	49,281
Other	59,219	118,119
Total gross deferred tax assets	2,401,468	3,756,770
Valuation allowance	(2,118,487)	(3,622,575)
Net deferred tax assets	282,981	134,195
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(231,672)	(130,626)
Other receivables, due to accrual for financial reporting purposes	(2,028)	(3,569)
Total gross deferred tax liabilities	(233,700)	(134,195)
Net deferred tax asset	$ 49,281